GOODWILL AND INTANGIBLE ASSET (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Trademark	$ 81,750	$ 81,750
Less: Accumulated Amortization	(6,131)	(4,087)
Intangible assets	$ 75,619	$ 77,663